Disclosures on the effects of fluctuations in foreign currency exchange rates - Foreign Currency Exchange Rate Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign exchange rates [abstract]
Foreign currency translation differences	$ (2,107)	$ (8,607)	$ (22,293)
Foreign currency translation reserve	49,462	(34,516)	3,177
Total	$ 47,355	$ (43,123)	$ (19,116)